Stock-Based Compensation - MariaDB plc 2022 Equity Incentive Plan (Details) - 2022 Equity Incentive Plan	Oct. 18, 2022 shares
Stock-Based Compensation
Shares reserved for issuance	6,648,319
Exchange ratio of options	0.22816
Percent of increase in common shares	5.00%
Maximum
Stock-Based Compensation
Number of shares authorized to be issued	6,648,319